DIVIDENDS (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
DIVIDENDS
Dividend payable per ordinary share	£ 0.020
Dividend per share	£ 0.042	£ 0.024
Total dividend	£ 388	£ 222
Interim dividend per share	£ 0.020